INVENTORY	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

3.	INVENTORY
  Inventory, net consists of the following (in thousands):
	October 31,	July 31,
	2012	2013
		(Unaudited)

Raw materials	$322	$226
Finished goods	54	63
	$376	$289

4.  INVENTORY   Inventory, net consists of the following (in thousands):
	October 31,	October 31,
	2011	2012

Raw materials	$170	$322
Finished goods	18	54
	$188	$376